Stock-Based Compensation - Additional Information (Details)		1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 22, 2024 shares	Sep. 30, 2021 USD ($) OfferingPeriod	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of common stock shares issuable pursuant to share-based payment arrangements | shares			9,400,000		9,400,000
Stock options granted | shares			0	0	0	0
Share-based payments expense			$ 536,000	$ 343,000	$ 1,680,000	$ 2,465,000
Employee stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of common stock shares issuable pursuant to share-based payment arrangements | shares	4,000,000					1,000,000
Accrued payroll contribution			108,000	235,000	100,000	$ 100,000
Equity-based compensation costs			$ 3,000	$ 0	$ 100,000	100,000
Issuance of shares - private placement, shares | shares			5,496	0
Number of offering periods | OfferingPeriod		2
Purchase price of common stock		85.00%
Percentage of employee's compensation for payroll deduction			15.00%		15.00%
Number of shares authorized to increase for issuance | shares	3,000,000
Employee stock | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase price of common stock per offering		$ 10,000
Purchase price of common stock		$ 25,000
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options expiry period			10 years		10 years
Share based compensation not yet recognized			$ 4,100,000	$ 3,500,000	$ 2,400,000	$ 3,200,000
Share based compensation not yet recognized, weighted average period			1 year 11 months 4 days	2 months 7 days	1 year 11 months 26 days	2 years 7 days